General (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2017	May 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General (Textual)
Consolidated revenues percentage			72.00%
Total consideration	$ 30,206	$ 21,279		$ 30,206	$ 21,279
Net of underwriting discounts, commissions and other offering expenses	$ 24,194	1,721
Sale of stock public offerings		$ 5,000
AT&T Engagement [Member]
General (Textual)
Pursuant to AT&T Engagement			$ 16,296	$ 24,528	$ 18,310
Consolidated revenues percentage			48.00%	66.00%	62.00%
Total consideration